UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21940
                                                    ----------------------------

                              EIP INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-349-8232
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ENERGY INCOME PARTNERS
-----------------------------
E.I.P. GROWTH AND INCOME FUND                                 SEPTEMBER 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                       MARKET
  PAR VALUE                                            VALUE
 ----------                                           --------

CORPORATE NOTES AND BONDS (A) - 63.57%

               CONSUMER NON-CYCLICALS - 6.57%
$ 1,000,000    Gillette Co.
                 Senior Notes
                 4.125%, 08/30/07                 $      986,390
  4,200,000    Procter & Gamble Co.
                 Senior Notes
                 4.750%, 06/15/07                      4,187,618
                                                  --------------
                                                       5,174,008
                                                  --------------
               ENERGY - 4.26%
  3,330,000    Amoco Co.
                 6.500%, 08/01/07                      3,357,656
                                                  --------------
               FINANCE - 52.74%
  2,000,000    Bank of America Corp.
                 Senior Notes
                 5.250%, 02/01/07                      1,998,814
  4,000,000    Bank of America Corp.
                 Senior Unsecured  Notes
                 5.566%, 08/02/10 (b)                  4,010,276
  2,000,000    Credit Suisse (USA), Inc.
                 Senior Notes, Series 1
                 5.470%, 06/05/09 (b)                  2,002,110
  2,000,000    Credit Suisse (USA), Inc.
                 5.750%, 04/15/07                      2,003,570
 10,000,000    General Electric Capital Corp., MTN
                 5.860%, 05/05/26 (b)                 10,000,850
  1,700,000    General Electric Capital Corp., MTN
                 3.450%, 07/16/07                      1,677,288
  5,000,000    Goldman Sachs Group, Inc.
                 6.000%, 01/12/15 (b)                  5,034,650
  2,400,000    International Lease Finance Corp.
                 5.750%, 02/15/07                      2,402,607
  5,000,000    Merrill Lynch & Co., Inc., MTN
                 5.685%, 07/25/11 (b)                  5,003,495
  1,000,000    Morgan Stanley & Co., Inc.
                 Senior Unsecured Notes
                 5.654%, 01/09/12 (b)                  1,001,500
  1,450,000    Nationwide Life Global Funding I
                 2.750%, 05/15/07 (c)                  1,425,776
  5,000,000    SLM Corp., MTN
                 5.665%, 07/26/10 (b)                  5,004,915
                                                  --------------
                                                      41,565,851
                                                  --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $50,087,300)                    50,097,515
                                                  --------------

   SHARES
 ----------

COMMON STOCKS - 55.60%

               CONSUMER CYCLICALS - 0.84%
     15,000    AmeriGas Partners, LP (d)                 462,900
      9,000    Global Partners, LP (d)                   202,050
                                                  --------------
                                                         664,950
                                                  --------------
               ENERGY - 51.87%
     95,600    Buckeye GP Holdings, LP (d)             1,486,580
     40,000    Buckeye Partners, LP (d)                1,744,000
      1,000    Crosstex Energy, Inc.                      89,570


                                                       MARKET
   SHARES                                              VALUE
 ----------                                           --------

COMMON STOCKS (CONTINUED)

               ENERGY (CONTINUED)
     15,000    Crosstex Energy, LP (d)            $      536,400
     13,000    DCP Midstream Partners, LP (d)            364,000
     30,000    Enbridge Energy Management, LLC (e)     1,387,500
    110,000    Energy Transfer Partners, LP (d)        5,096,300
     60,000    Enterprise GP Holdings, LP (d)          2,047,800
     23,000    Enterprise Products Partners, LP (d)      615,250
     25,000    Fording Canadian Coal Trust               663,250
     26,667    Hiland Holdings GP, LP (d)                533,607
     20,000    Holly Energy Partners, LP (d)             755,200
    150,000    Kinder Morgan Management, LLC (e)       6,333,000
     15,000    Kinder Morgan, Inc.                     1,572,750
      5,000    Linn Energy, LLC                          113,550
    110,000    Magellan Midstream Holdings, LP (d)     2,475,000
     50,000    Magellan Midstream Partners, LP (d)     1,845,000
     15,000    Natural Resource Partners, LP (d)         765,150
     34,400    ONEOK Partners, LP (d)                  1,935,000
     75,000    ONEOK, Inc.                             2,834,250
     40,000    Plains All American Pipeline, LP (d)    1,846,000
      5,000    Regency Energy Partners, LP (d)           120,900
     34,800    Sunoco Logistics Partners, LP (d)       1,557,648
     19,000    TEPPCO Partners, LP (d)                   706,040
     60,000    Valero GP Holdings, LLC (e)             1,164,000
     45,000    Valero, LP (d)                          2,250,000
      1,000    Williams Partners, LP (d)                  36,090
                                                  --------------
                                                      40,873,835
                                                  --------------
               FINANCE - 0.59%
     20,000    Tortoise North American Energy
                 Corp. (f)                               463,800
                                                  --------------
               INDUSTRIAL - 1.70%
     20,000    Double Hull Tankers, Inc.                 275,000
     35,000    Teekay LNG Partners, LP (d)             1,065,750
                                                  --------------
                                                       1,340,750
                                                  --------------
               UTILITIES - 0.60%
     15,000    ITC Holdings Corp.                        468,000
                                                  --------------
               TOTAL COMMON STOCKS
                (Cost $43,799,079)                    43,811,335
                                                  --------------

FOREIGN COMMON STOCKS - 11.47%

               CANADA - 11.47%
     50,000    AltaGas Income Trust                    1,271,456
     37,500    CCS Income Trust                        1,225,183
     68,300    Energy Savings Income Fund              1,035,841
     50,400    Keyera Facilities Income Fund             941,908
     30,000    Mullen Group Income Fund                  599,113
     55,400    Newalta Income Fund                     1,595,484
      5,000    Northland Power Income Fund                67,718
     50,000    Peak Energy Services Trust                405,145
     60,000    Pembina Pipeline Income Fund              933,088
     80,000    Phoenix Technology Income Fund            501,950
     36,100    Primary Energy Recycling Corp.,
               EIS                                       333,286
     15,000    Westmore Terminals Income Fund            131,089
                                                   -------------

               TOTAL FOREIGN COMMON STOCKS
                (Cost $9,425,200)                      9,041,261
                                                   -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ENERGY INVESTMENT PARTNERS
-----------------------------
E.I.P. GROWTH AND INCOME FUND                                 SEPTEMBER 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                     MARKET
    PAR VALUE                                         VALUE
   ----------                                       --------

REVERSE REPURCHASE AGREEMENTS (G) - (52.95)%
 (1,850,000)   With Bank of America Corp., 5.48%
                 dated 09/29/06, to be
                 repurchased at $1,850,845 on
                 10/02/06                         $   (1,850,000)
 (3,800,000)   With Bank of America Corp., 5.48%
                 dated 09/29/06, to be
                 repurchased at $3,800,578 on
                 09/30/06                             (3,800,000)
 (3,275,888)   With BP Capital Markets, 5.48%
                 dated 09/29/06, to be
                 repurchased at $3,277,384 on
                 10/02/06                             (3,275,888)
 (1,900,000)   With Credit Suisse (USA), Inc.,
                 5.48% dated 09/29/06, to be
                 repurchased at $1,900,868 on
                 10/02/06                             (1,900,000)
 (1,902,500)   With Credit Suisse (USA), Inc.,
                 5.48% dated 09/29/06, to be
                 repurchased at $1,903,369 on
                 10/02/06                             (1,902,500)
 (1,575,000)   With General Electric Capital
                 Corp., 5.48% dated 09/29/06, to
                 be repurchased at $1,575,719 on
                 10/02/06                             (1,575,000)
 (9,400,000)   With General Electric Capital
                 Corp., 5.48% dated 09/29/06, to
                 be repurchased at $9,404,293 on
                 10/02/06                             (9,400,000)
   (938,750)   With Gillette Co., 5.48% dated
                 09/29/06, to be repurchased at
                 $939,179 on 10/02/06                   (938,750)
 (2,256,000)   With International Lease Finance
                 Corp., 5.48% dated 09/29/06, to
                 be repurchased at $2,257,030 on
                 10/02/06                             (2,256,000)
 (4,750,000)   With Merrill Lynch & Co., Inc.,
                 5.48% dated 09/29/06, to be
                 repurchased at $4,752,169 on
                 10/02/06                             (4,750,000)
 (1,366,625)   With Nationwide Life Global Funding
                 I, 5.48% dated 09/29/06, to be
                 repurchased at $1,367,249 on
                 10/02/06                             (1,366,625)
 (4,011,000)   With Proctor & Gamble Co., 5.48%
                 dated 09/29/06, to be
                 repurchased at $4,012,832 on
                 10/02/06                             (4,011,000)
 (4,700,000)   With SLMA Corp., 5.48% dated 09/29/06,
                 to be repurchased at $4,702,146 on
                 10/02/06                             (4,700,000)
                                                  --------------

               TOTAL REVERSE REPURCHASE AGREEMENTS
                (Cost $(41,725,763))                 (41,725,763)
                                                  --------------

TOTAL INVESTMENTS - 77.69%
  (Cost $61,585,816)                                  61,224,348
                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 22.31%             17,580,117
                                                  --------------
NET ASSETS - 100.00%                              $   78,804,465
                                                  ==============

(a) All Corporate Notes and Bonds segregated as collateral for Reverse Repurchase Agreements.
(b) Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2006.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in an exempt transaction to qualified institutional buyers. At September 30, 2006, this security amounted to $1,425,776 or 1.81% of net assets.
(d)      Limited Partnership
(e)      Non-income producing security.
(f)      Closed - End Fund
(g) A reverse repurchase agreement, although as a sale and repurchase obligation, acts as a under which the Fund will effectively pledge i collateral to secure a short-term loan. Gener other party to the agreement makes the loan in structured equal to a percentage of the market value of t financing collateral. At the maturity of the reverse rets assets as agreement, the Fund will be required to repay ally the correspondingly receive back its collateral. an amount as collateral, the assets continue to pay prinhe pledged interest which are for the benefit of the Fund.

                Maximum amount outstanding during the period   $ 41,725,763
               Average amount outstanding during the period*   $ 1,390,859
        Average monthly shares outstanding during the period   $ 7,561,272
        Average debt per share outstanding during the period   $ 18.39

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended September 30, 2006.
Interest rates ranged from 5.41% to 5.51% during the period ended September 30, 2006, on borrowings by the Fund under reverse repurchased agreements, which had interest expense that aggregated $90,109.

(h) Forward foreign currency contracts outstanding as of September 30, 2006:

                               PRINCIPAL
                                AMOUNT
CONTRACTS                       COVERED                          NET
TO BUY OR                         BY                          UNREALIZED
 TO SELL        CURRENCY       CONTRACTS     EXPIRATION      DEPRECIATION
--------------------------------------------------------------------------------
  Sell            CND           $100,000       12/06          $(23,250)
                                                                ======


EIS       Enhanced Income Security
MTN       Medium Term Note




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) EIP Investment Trust's (the "Registrant") principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission's rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

    (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EIP INVESTMENT TRUST

By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date     NOVEMBER 20, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date     NOVEMBER 20, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LINDA LONGVILLE
                         -------------------------------------------------------
                           Linda Longville, Treasurer, Principal Finanical Officer and Accounting Officer
                           (principal financial officer)

Date     NOVEMBER 18, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.